PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

December 8, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds)

CIK No. 0000725781

Ladies and Gentlemen:

On behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund, attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 93 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed in order to add a new share class (Class R6 shares) to the prospectus for Invesco Small Cap Value Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson
Assistant General Counsel